Share Capital Authorized and Issued (Tables)	3 Months Ended
Mar. 31, 2025
Equity [Abstract]
Schedule of Stock by Class

	March 31, 2025	December 31, 2024
Preference securities, par value $0.01 per share
Authorized	1,000,000	1,000,000
Issued and outstanding:
9% cumulative preference shares	5,835	5,835
The following sets out the number and par value of shares authorized, issued and outstanding:

	March 31, 2025	December 31, 2024
Common shares, par value $0.01 per share
Authorized	600,000,000	600,000,000

Issued and outstanding
Common shares	110,335,061	111,730,209

Schedule of Common Shares Repurchased
The following table summarizes common shares repurchased in the three months ended March 31, 2025 and 2024:

	Three months ended
	March 31, 2025	March 31, 2024
Common shares repurchased	1,438,278	357,602
Cost of shares repurchased, inclusive of commissions	$22.1	$5.0
Weighted average price per share, inclusive of commissions	$15.37	$13.93